Related-party transactions - Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Banco Santander, S.A. (Spain) | Trading derivative liabilities
Related-party transactions
Financial liabilities at fair value through profit or loss	$ 51,998	$ 37,082
Banco Santander, S.A. (Spain) | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	10,598	34,525
Banco Santander, S.A. (Spain) | Subordinated liabilities
Related-party transactions
Financial liabilities at amortised cost	26,987	28,109
Banco Santander, S.A. (Spain) | Debt instruments
Related-party transactions
Financial liabilities at amortised cost	930	969
Banco Santander, S.A. (Spain) | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	656	686
Banco Santander International | Trading derivative liabilities
Related-party transactions
Financial liabilities at fair value through profit or loss		3
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico | Deposits - Customers
Related-party transactions
Other financial liabilities at fair value through profit or loss	5,010	9,270
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	90	37
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related-party transactions
Other liabilities	58	43
Grupo Financiero Santander Mexico, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	18
Banco Santander (Brazil) | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	213
Operadora de Carteras Gamma, S.A.P.I. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	73	153
Santander Global Facilities, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	411	335
Santander Global Facilities, S.A. de C.V. | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	493	408
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	35	49
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Other liabilities	972	128
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	445	377
Santander Capital Structuring S.A. de C.V. | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	217	379
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Other liabilities	16
Other related parties [member]
Related-party transactions
Other liabilities	11	4
Other related parties [member] | Trading derivative liabilities
Related-party transactions
Financial liabilities at fair value through profit or loss		2
Other related parties [member] | Deposits - Customers
Related-party transactions
Other financial liabilities at fair value through profit or loss	18	17
Financial liabilities at amortised cost	1,057	1,350
Other related parties [member] | Deposits - Credit institutions
Related-party transactions
Financial liabilities at amortised cost	84	87
Other related parties [member] | Debt instruments
Related-party transactions
Financial liabilities at amortised cost	29	11
Other related parties [member] | Other financial liabilities
Related-party transactions
Financial liabilities at amortised cost	61	56
Bank's directors and senior managers | Deposits - Customers
Related-party transactions
Financial liabilities at amortised cost	$ 940	$ 1,112